Related Party Transactions	6 Months Ended
Oct. 13, 2024
Related Party Transactions [Abstract]
Related Party Transactions
Note 13 – Related Party Transactions
For the twelve and twenty-four weeks ended October 13, 2024 and October 15, 2023, a company owned by an individual with ownership in common shares of the Company, and who is a relative of an executive officer, performed design services and supplied furniture, fixtures and equipment for existing and new locations under construction of $14 and $676, and $10 and $21, respectively. As of October 13, 2024 and April 28, 2024, $1,519 and $1,918 due to this related party is included in accounts payable within the condensed consolidated balance sheets, respectively.
Related Party Transactions
For the fiscal years ended April 28, 2024 and April 30, 2023, a company owned by an individual with ownership in common shares of the Company, and who is a relative of an executive officer, performed design services and supplied furniture, fixtures and equipment for existing and new locations under construction of $2,647 and $6,553, respectively. As of April 28, 2024 and April 30, 2023, $1,918 and $1,911 due to this related party is included in accounts payable within the consolidated balance sheets, respectively.